Note receivable (Tables)	6 Months Ended
Mar. 31, 2026
Note receivable
Schedule of note receivable
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Note receivable, current portion	$16,098,885	$31,005,260
Note receivable, non-current portion	19,676,415	28,620,240
Total	$35,775,300	$59,625,500